Basis of Preparation (Details) - Schedule of interim condensed consolidated statements of financial position $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares
As previously reported [Member]
Equity:
Warrants	$ 12,213
Share premium	154,225
Retained earnings	193,306
Total equity	366,274
Liabilities:
Derivative financial liability
Total liabilities	800,902
Interim condensed consolidated statement of income
Change in fair value of derivative financial liability
Profit before tax	11,593
Profit for the period	$ 11,160
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ 0.26
Interim condensed consolidated statement of comprehensive income
Total comprehensive income for the period	$ 13,265
Restatement adjustments [Member]
Equity:
Warrants	(12,213)
Share premium	3,003
Retained earnings	3,347
Total equity	(5,863)
Liabilities:
Derivative financial liability	5,863
Total liabilities	5,863
Interim condensed consolidated statement of income
Change in fair value of derivative financial liability	3,347
Profit before tax	3,347
Profit for the period	$ 3,347
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ 0.07
Interim condensed consolidated statement of comprehensive income
Total comprehensive income for the period	$ 3,347
As restated [Member]
Equity:
Warrants
Share premium	157,228
Retained earnings	196,653
Total equity	360,411
Liabilities:
Derivative financial liability	5,863
Total liabilities	806,765
Interim condensed consolidated statement of income
Change in fair value of derivative financial liability	3,347
Profit before tax	14,940
Profit for the period	$ 14,507
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ 0.33
Interim condensed consolidated statement of comprehensive income
Total comprehensive income for the period	$ 16,612